Equity (Details) - Schedule of Key Assumption Used in Estimates - $ / shares	Nov. 05, 2021	Oct. 14, 2021	Sep. 16, 2021	Jul. 16, 2021	Apr. 30, 2021	Apr. 20, 2021
Schedule of Key Assumption Used In Estimates [Abstract]
Terms of warrants	5 years 6 months	5 years 6 months	5 years 6 months	5 years 6 months	5 years 6 months	5 years 6 months
Exercise price (in Dollars per share)	$ 1.05	$ 0.88	$ 0.89	$ 1.5	$ 3.6	$ 4.65
Risk free rate of interest	1.04%	1.05%	0.84%	0.79%	0.46%	0.46%
Dividend yield	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Annualized volatility of underlying stock	56.42%	56.37%	56.38%	54.62%	55.87%	57.02%